Income tax expense	12 Months Ended
Dec. 31, 2025
Major components of tax expense (income) [abstract]
Income tax expense

41. Income tax expense

Italian companies are subject to two enacted income taxes at the following rates:

	2025	2024	2023
IRES (state tax)	24.00%	24.00%	24.00%
IRAP (regional tax)	4.82%	4.82%	4.82%

IRES is a state tax and is calculated on the taxable income determined on the income before taxes modified to reflect all temporary and permanent differences regulated by the tax law.

IRAP is a regional tax and each Italian region has the power to increase the current rate of 3.90% by a maximum of 0.92%. In general, the taxable base of IRAP is a form of gross profit determined as the difference between gross revenues (excluding interest and dividend income) and direct production costs (excluding interest expense and other financial costs). The enacted IRAP tax rate due in the Puglia region of Italy for 2025, 2024 and 2023 is 4.82% (3.90% plus 0.92%).

Total income taxes for the years ended December 31, 2025, 2024 and 2023 are allocated as follows:

	2025	2024	2023
Current:
- Domestic	(332)	(6)	(1,065)
- Foreign	(2,016)	(865)	(659)
Total (a)	(2,348)	(871)	(1,724)
Deferred:
- Domestic	514	—	—
- Foreign	798	187	634
Total (b)	1,312	187	634
Total (a + b)	(1,036)	(684)	(1,090)

Consolidated profit/(loss) before income taxes and Non-controlling interests of the consolidated statement of profit or loss for the years ended December 31, 2025, 2024 and 2023, is analysed as follows:

	2025	2024	2023
Domestic	(29,738)	(6,199)	(12,078)
Foreign	182	(8,499)	(2,994)
Total	(29,556)	(14,698)	(15,072)

The effective income taxes differ from the expected income tax expense (computed by applying the IRES state tax to profit before income taxes and non-controlling interests) as follows:

	2025	2024	2023
Expected tax benefit (expense) at statutory tax rates	7,093	3,527	3,617
Effect of:
- Tax exempt income	1,799	1,657	4,530
- Aggregate effect of different tax rates in foreign jurisdictions	568	(254)	(481)
- Italian regional tax	—	(11)	(8)
- Non-deductible expenses	(4,580)	(3,140)	(5,675)
- Tax effect on unremitted earnings	—	—	—
- Chinese withholding tax on income not recoverable	—	—	(1,100)
- Effect of net change in deferred tax assets unrecognised	(5,916)	(2,463)	(1,973)
Actual tax charge	(1,036)	(684)	(1,090)

In 2025, the Group reported a loss before tax of 29,556 and income tax expense of 1,036, compared to a loss before tax of 14,698 and income tax expense of 684 in 2024, and a loss before tax of 15,072 and income tax expense of 1,090 in 2023.

The tax effects of temporary differences that give rise to deferred tax assets and deferred tax liabilities as at December 31, 2025 and 2024 are presented below:

Deferred tax assets	31/12/25	31/12/24
Tax loss carry forward	752	753
Inventories obsolescence	1,201	886
Provision for contingent liabilities	28	14
Total deferred tax assets	1,981	1,653

Deferred tax liabilities	31/12/25	31/12/24
Withholding tax on unremitted earnings of subsidiaries	—	(516)
Withholding tax on liquidation of subsidiaries	—	(480)
Unrealised net gains on foreign exchange rate	(5)	(2)
Total deferred tax liabilities	(5)	(998)

Movements in deferred tax balances occurred during 2023, 2024 and 2025 are analysed as follows:

	Deferred tax assets	Deferred tax liabilities	Total
Balance as at December 31, 2022	1,965	(1,929)	36
Recognised in profit or loss	10	623	633
Recognised in OCI	—	—	—
Recognised directly in equity	—	—	—
Balance as at December 31, 2023	1,975	(1,306)	669
Recognised in profit or loss	(121)	308	187
Recognised in OCI	(201)	—	(201)
Recognised directly in equity	—	—	—
Balance as at December 31, 2024	1,653	(998)	655
Recognised in profit or loss	308	993	1,301
Recognised in OCI	20	—	20
Recognised directly in equity	—	—	—
Balance as at December 31, 2025	1,981	(5)	1,976

The following tables show the reconciliation of deferred tax assets and deferred tax liabilities with the balances included in the consolidated statements of financial position as at December 31, 2025 and 2024.

	31/12/25	31/12/24
Deferred tax assets	1,981	1,653
Deferred tax liabilities compensated	—	—
Net deferred tax assets	1,981	1,653
Deferred tax liabilities	(5)	(998)

As of December 31, 2025, deferred tax assets mainly relate to carried-forward tax losses, inventory write-down for obsolescence, and provision for risks accounted for by some subsidiaries.

The application of the amendment to IAS 12 Deferred tax related to Assets and Liabilities Arising from a Single Transaction determined net unrecognized deferred tax assets of 617 as of December 31, 2025 and net unrecognized deferred tax assets of 2,297 as of December 31, 2024, related to leases, included in the “Other temporary differences” of the “Unrecognised deferred tax assets” table.

In assessing the reliability of deferred tax assets, management considers whether it is probable that some portion or all of the deferred tax assets will not be realised. The ultimate realisation of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible and the tax loss carry-forwards are utilised.

Given the cumulative loss position of the domestic companies and of some of foreign subsidiaries as at December 31, 2025 and 2024, management has considered the scheduled reversal of deferred tax liabilities and tax planning strategies, in making their assessment. After an analysis as at December 31, 2025 and 2024, management has not identified any relevant tax planning strategies prudent and feasible available to recognise the deferred tax assets. Therefore, as at December 31,

2025 and 2024 the realisation of the deferred tax assets is primarily based on the scheduled reversal of deferred tax liabilities, except in certain historically profitable jurisdictions.

Based upon this analysis, management believes that the Natuzzi Group will realise the deferred tax assets of 1,981 as at December 31, 2025 (1,653 as at December 31, 2024).

As at December 31, 2025 and 2024 deferred tax assets have not been recognised in respect of the following items, because it is not probable that future taxable profit will be available against which the Group can use the benefits therefrom.

Unrecognised deferred tax assets	31/12/25		31/12/24
	Gross Amount	Tax effect	Gross Amount	Tax effect
Tax loss carry-forwards	399,843	97,381	378,307	93,266
Provision for contingent liabilities	2,442	687	4,892	1,396
Inventory obsolescence	11,537	3,326	10,989	2,272
Allowance for doubtful accounts	2,996	719	3,218	772
Intercompany profit on inventories	6,867	1,979	7,644	2,203
Provision for warranties	1,751	505	1,929	556
Impairment of non-financial assets	7,443	638	3,051	587
Other temporary differences	2,506	3,975	17,799	3,921
Total unrecognised deferred tax assets	435,385	109,210	427,829	104,973

The Group does not expect to distribute dividends from its subsidiaries, primarily due to the losses incurred by the majority of such entities. Accordingly, no provision has been recognized for taxes attributable to the Group’s share of these undistributed profits.

As at December 31, 2025 and 2024 the tax losses carried-forward of the Group expire as follows:

	2025	Expire date	2024	Expire date
Expire in five years	11,827	2026-2030	7,720	2025-2029
Expire after five years	181	> 2030	127	> 2029
Never expire	389,665	—	372,675	—
Total	401,673		380,522

In Italy all tax losses carried-forward no longer expire, with the only limitation being that such tax losses carried-forward can be utilised to off-set a maximum of 80% of the taxable income in each following year.

The income tax payable recorded as at December 31, 2025 and 2024 is 871 and 830, respectively. Whereas, the current income tax receivable recorded as at December 31, 2025 and 2024 is 1,758 and 1,642, respectively.

The tax audit initiated by the Italian Revenue Agency (Agenzia delle Entrate) in October 2020 was completed in 2025, with the examination of the documentation relating to the 2019 fiscal year. In particular, the tax auditors’ focus was on the uncertain tax treatment concerning the interpretation of how tax regulations apply to the Group’s transfer pricing arrangements. The outcome of the audit did not identify any requirement to recognize tax liabilities, also in light of the tax losses incurred in the 2019 fiscal year.

The Group believes that its accruals for tax liabilities are adequate for all open tax years based on its assessment of many factors, including interpretations of tax law and prior experience.

The Company operates in many foreign jurisdictions. With no substantial exceptions, the Company and its main subsidiaries located in Romania and China are no longer subject to tax audits for years preceding 2020.